Interests in Joint Operations - Summary of Assets Held in Joint Operations (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of significant joint operations [line items]
Current assets	$ 28,664	$ 26,693
Non-current assets	66,502	82,234	$ 84,262
Total assets	95,166	108,927	$ 105,733
Joint operations [member]
Disclosure of significant joint operations [line items]
Current assets	1,928	2,260
Non-current assets	26,256	38,725
Total assets	$ 28,184	$ 40,985